Summary Prospectus

Russell Tax Exempt Bond Fund

February 29, 2012

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/Russell/. You can also get this information at no cost by calling 1-800-290-2604 or by sending an e-mail to: RussellProspectuses@RRD.com. For other information please call 1-800-787-7354. The Fund’s Prospectus and SAI, both dated February 29, 2012, and the Fund’s most recent shareholder report, dated October 31, 2011, are all incorporated by reference into this Summary Prospectus.

Share Class:	Class A	Class C	Class E	Class S
Ticker:	RTEAX	RTECX	RTBEX	RLVSX

Investment Objective (Fundamental)

The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 169 and 171, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 24 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C, E, S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load)*	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
*	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.25%	0.75%	0.00%	0.00%
Other Expenses	0.29%	0.54%	0.54%	0.29%
Total Annual Fund Operating Expenses	0.84%	1.59%	0.84%	0.59%
Less Fee Waivers and Expense Reimbursements	(0.00)%	(0.04)%	(0.04)%	(0.04)%
Net Annual Fund Operating Expenses	0.84%	1.55%	0.80%	0.55%
#	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	$ 458	$ 158	$ 82	$ 56
3 Years	$ 633	$ 498	$ 264	$ 185
5 Years	$ 823	$ 862	$ 462	$ 325
10 Years	$ 1,373	$ 1,886	$ 1,033	$ 734

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investments the income from which is exempt from federal income tax. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade (commonly referred to as high-yield or “junk bonds”). The Fund may also invest in Eurodollar futures. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may enter into repurchase agreements. RIMCo may seek to manage risk in the Fund’s investment portfolio by increasing cash reserves, buying and selling portfolio securities, and through the use of various instruments, including futures, options, swaps, and cash investments. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

  Active Management . The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

  Fixed Income Securities . Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”) . Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities . Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations . Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Repurchase Agreements . Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities . An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Market Volatility . Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.
  Economic and Market Events Risk . Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
  Government Intervention in and Regulation of Financial Markets . Changes in government regulation may adversely affect the value of a security.
  Increased Government Debt . A high national debt level may increase market pressures to meet government funding needs, by driving debt costs higher, causing the U.S. treasury to sell additional debt with shorter maturity periods, and increasing refinancing risk. Unstable debt values could cause declines in currency valuation and create certain systemic risks.
  Large Redemptions and Subscriptions . Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of

Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Class S Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2011	1 Year	5 Years	10 Years
Return Before Taxes, Class A	3.13%	3.52%	3.57%
Return Before Taxes, Class C	6.35%	3.56%	3.22%
Return Before Taxes, Class E	7.13%	4.33%	3.98%
Return Before Taxes, Class S	7.41%	4.60%	4.24%
Return After Taxes on Distributions, Class S	7.41%	4.33%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.92%	4.16%	3.51%
Barclays Capital Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)	7.62%	5.37%	4.81%

Management

Investment Adviser

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of unaffiliated money managers. The money managers for the Fund are:

• Delaware Management Company	• Standish Mellon Asset Management Company LLC

Portfolio Manager

Keith Brakebill, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011.

Additional Information

How to Purchase Shares

Unless you are eligible to participate in a Russell employee investment program, Shares are only available through a select network of Financial Intermediaries. Class E and S Shares of the Fund may only be purchased by specified categories of investors. There is currently no required minimum initial investment. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

For more information about how to purchase Shares, please see Additional Information about How to Purchase Shares in the Funds’ Prospectus.

How to Redeem Shares

Shares may be redeemed through your Financial Intermediary on any business day of the Funds (a day on which the New York Stock Exchange (“NYSE”) is open for regular trading). Redemption requests are processed at the next net asset value per share calculated after a Fund receives an order in proper form as determined by your Financial Intermediary. Redemption requests must be received by a Fund or an authorized Fund agent prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, to be processed at the net asset value calculated on that day. Please contact your Financial Intermediary for instructions and processing times on how to place redemption requests.

For more information about how to redeem Shares, please see Additional Information about How to Redeem Shares in the Funds’ Prospectus.

Taxes

The Fund intends to continue to qualify to pay “exempt-interest dividends” to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. If the Fund invests in private activity bonds, a portion of any dividends derived from income from such investments may be treated as a preference item in determining your alternative minimum tax.

For more information about these and other tax matters relating to each Fund and its shareholders, please see Additional Information about Taxes in the Funds’ Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other Financial Intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s Web site for more information.

For more information about payments to broker-dealers and other Financial Intermediaries please see Distribution and Shareholder Services Arrangements and Payments to Financial Intermediaries in the Funds’ Prospectus.

36-08-372 (0212)